OTHER OPERATING INCOME - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	£ (38)	£ (57)	£ 62
Net (losses) on financial instruments mandatorily at fair value through profit or loss	(12)	(11)	(75)
Hedge ineffectiveness	22	19	29
Income from operating lease assets	113	117	129
Other	8	67	56
Other operating income (expense)	93	135	201
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	495	1,288	(2,163)
These are principally offset by related releases from the cash flow hedge reserve	(500)	(1,248)	2,129
Deposits by banks
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	(16)	(24)	35
Debt securities
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	(22)	(32)	31
Net (losses) on financial instruments mandatorily at fair value through profit or loss	£ 7	£ 5	£ 13